Note 26 - Supplemental Cash Flow Information - Disclosure of Detailed Information About Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Unrealized foreign exchange loss and other	$ 273	$ 659
Unrealized (gain) loss from marketable securities and silver futures derivatives	(1,765)	4,435
	(1,492)	5,094
Decrease in trade and other receivables	1,304	771
Decrease (increase) in value added taxes receivable	30,028	(17,173)
Decrease in inventories	2,829	2,015
Decrease in prepaid expenses and other	776	549
Decrease in income taxes payable	(6,569)	(941)
Increase (decrease) in trade and other payables	8,959	(6,388)
	37,327	(21,167)
Transfer of share-based payments reserve upon settlement of RSUs	988
Transfer of share-based payments reserve upon exercise of options	$ 5,986	967
Settlement of liabilities		$ (500)